LIABILITY RELATED TO WARRANTS (Details) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2013 Investors Warrants [Member]		Dec. 31, 2012 Investors Warrants [Member]		Dec. 31, 2011 Investors Warrants [Member] Issuance Date [Member]		Dec. 31, 2013 Investors Warrants [Member] Warrant [Member]	Dec. 31, 2012 Investors Warrants [Member] Warrant [Member]	Dec. 31, 2011 Investors Warrants [Member] Warrant [Member] Issuance Date [Member]	Dec. 31, 2013 Placement Agent Warrants [Member]		Dec. 31, 2012 Placement Agent Warrants [Member]		Dec. 31, 2011 Placement Agent Warrants [Member] Issuance Date [Member]		Dec. 31, 2013 Placement Agent Warrants [Member] Warrant [Member] Maximum [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] Warrant [Member] Maximum [Member]	Dec. 31, 2011 Placement Agent Warrants [Member] Warrant [Member] Maximum [Member] Issuance Date [Member]	Dec. 31, 2013 Placement Agent Warrants [Member] Warrant [Member] Minimum [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] Warrant [Member] Minimum [Member]	Dec. 31, 2011 Placement Agent Warrants [Member] Warrant [Member] Minimum [Member] Issuance Date [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.70%	[1]	0.51%	[1]	1.20%	[1]				50.00%	[1]	41.00%	[1]	86.00%	[1]
Expected volatility	52.09%	[2]	70.00%	[2]	80.00%	[2]				51.00%	[2]	59.00%	[2]	75.00%	[2]
Expected life (in years)	2 years 9 months 25 days	[3]	3 years 9 months 25 days	[3]	5 years	[3]				2 years 3 months	[3]	3 years	[3]	3 years 11 months 5 days	[3]
Expected dividend yield	0.00%	[4]	0.00%	[4]	0.00%	[4]				0.00%	[4]	0.00%	[4]	0.00%	[4]
Fair value Warrants							$ 0.74	$ 0.81	$ 0.39							$ 0.83	$ 0.79	$ 0.32	$ 0.67	$ 0.65	$ 0.31

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.
[3]	Expected life - the expected life was based on the maturity date of the warrants.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.